Revenue (Details) - Allrites Holdings Pte Ltd And Subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total	$ 2,527,717	$ 974,160
Subscription Revenues [Member]
Disaggregation of Revenue [Line Items]
Total	2,522,489	942,954
Storage and delivery revenue [Member]
Disaggregation of Revenue [Line Items]
Total	$ 5,228	$ 31,206